SUMMARY OF SIGNIFICANT ACCONTING POLICIES (Details Narrative) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014
Summary Of Significant Acconting Policies Details Narrative
Cash and cash equivalents	$ 29,065	$ 174,113	$ 369,348	$ 2,140,669